Staff costs and Directors' emoluments - Summary of Staff Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs:
Wages and salaries	$ 583	$ 537	$ 562
Social security costs	33	29	33
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	5	5	5
Defined contribution plans	24	23	28
Total staff costs	$ 645	$ 594	$ 628